OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost:
Cost, beginning	$ 1,151	$ 1,442
Additions		55
Disposals	(1,074)	(346)
Cost, ending	77	1,151
Accumulated amortization:
Accumulated amortization, beginning	1,011	1,197
Amortization charge for the year		160
Amortization charge for the year	(13)
Disposals	(1,062)	(346)
Accumulated amortization, ending	(64)	1,011
Other assets, net:
Intangible assets, net	141	140
Above, below market value of in-place leases [Member]
Cost:
Cost, beginning	1,209	1,524
Additions
Disposals	(1,062)	(315)
Cost, ending	147	1,209
Accumulated amortization:
Accumulated amortization, beginning	1,081	1,307
Amortization charge for the year		120
Amortization charge for the year	(6)
Disposals	(1,062)	(346)
Accumulated amortization, ending	13	1,081
Other assets, net:
Intangible assets, net	134	128
Currency translation adjustment [Member]
Cost:
Cost, beginning	(58)	(82)
Additions		55
Disposals	(12)	(31)
Cost, ending	(70)	(58)
Accumulated amortization:
Accumulated amortization, beginning	(70)	(110)
Amortization charge for the year		40
Amortization charge for the year	(7)
Disposals
Accumulated amortization, ending	(77)	(70)
Other assets, net:
Intangible assets, net	$ 7	$ 12